INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORY
Schedule of Inventory

	December 31,
	2021	2020
	U.S. dollars in thousands
Raw materials	3,012	1,792
Work in progress	5,195	—
Finished goods	6,603	4,734
	14,810	6,526